Share-based compensation, Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2021 shares yr SFr / shares	Dec. 31, 2021 shares yr SFr / shares $ / shares	Dec. 31, 2020 yr shares SFr / shares	Dec. 31, 2020 yr shares $ / shares SFr / shares	Dec. 31, 2019 shares yr SFr / shares	Dec. 31, 2019 shares yr $ / shares SFr / shares	Dec. 31, 2017
Number of options [Abstract]
Outstanding at beginning of period (in shares)	2,900,667	2,900,667	1,981,629	1,981,629	1,618,856	1,618,856
Forfeited during the year (in shares)	(207,331)	(207,331)	(53,591)	(53,591)	(73,699)	(73,699)
Expired during the year (in shares)			(26,729)	(26,729)
Exercised during the year (in shares)	(218,561)	(218,561)	(73,669)	(73,669)	(616,833)	(616,833)
Granted during the year (in shares)	1,110,914	1,110,914	1,073,027	1,073,027	1,053,305	1,053,305
Outstanding at end of period (in shares)	3,585,689	3,585,689	2,900,667	2,900,667	1,981,629	1,981,629
Exercisable (in shares)	1,613,242	1,613,242	1,099,015	1,099,015	602,218	602,218
Weighted average exercise price [Abstract]
Outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 5.90		SFr 5.93		SFr 4.25
Forfeited during the year (in CHF per share) | SFr / shares	6.13		6.03		6.71
Expired during the year (in CHF per share) | SFr / shares			4.38
Exercised during the year (in CHF per share) | SFr / shares	4.97		2.00		0.15
Granted during the year (in CHF per share) | (per share)	6.34	$ 6.95	6.29	$ 7.11	5.24	$ 5.41
Outstanding at end of period (in CHF per share) | SFr / shares	6.21		5.90		5.93
Exercisable (in CHF per share) | SFr / shares	SFr 6.13	$ 6.13	SFr 5.49	$ 5.49	SFr 4.94	$ 4.94
Weighted average remaining term (years) [Abstract]
Weighted average remaining term (years)	7 years 9 months 18 days	7 years 9 months 18 days	8 years 2 months 12 days	8 years 2 months 12 days	8 years 3 months 18 days	8 years 3 months 18 days	6 years 3 months 18 days
Exercisable | yr	6.8	6.8	7.0	7.0	6.5	6.5